Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Certain Equity Awards
Although we do not generally grant stock options, stock appreciation rights, or similar awards on an annual basis as part of our executive compensation program, we may grant such awards from time to time. In 2025, we granted options as part of the 2025 retention awards discussed above. It is the Company’s policy not to grant options or other similar awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on award grant dates or for the purpose of affecting the value of employee compensation from such awards.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not time the release of material nonpublic information based on award grant dates or for the purpose of affecting the value of employee compensation from such awards.
MNPI Disclosure Timed for Compensation Value	false